RISK MANAGEMENT - Interest Risk Sensitivity by Bands and Zones (Details)	12 Months Ended
Dec. 31, 2024
Zone 1 | Band 1 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	27400.00%
Zone 1 | Band 1 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	27400.00%
Zone 1 | Band 1 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 1 | Minimum
RISK MANAGEMENT
Modified Duration	0
Zone 1 | Band 1 | Maximum
RISK MANAGEMENT
Modified Duration	0.08
Zone 1 | Band 2 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	26800.00%
Zone 1 | Band 2 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	27400.00%
Zone 1 | Band 2 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 2 | Minimum
RISK MANAGEMENT
Modified Duration	0.08
Zone 1 | Band 2 | Maximum
RISK MANAGEMENT
Modified Duration	0.25
Zone 1 | Band 3 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	25900.00%
Zone 1 | Band 3 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	27400.00%
Zone 1 | Band 3 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 3 | Minimum
RISK MANAGEMENT
Modified Duration	0.25
Zone 1 | Band 3 | Maximum
RISK MANAGEMENT
Modified Duration	0.5
Zone 1 | Band 4 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	23300.00%
Zone 1 | Band 4 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	27400.00%
Zone 1 | Band 4 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	1.00%
Zone 1 | Band 4 | Minimum
RISK MANAGEMENT
Modified Duration	0.5
Zone 1 | Band 4 | Maximum
RISK MANAGEMENT
Modified Duration	1
Zone 2 | Band 5 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	22200.00%
Zone 2 | Band 5 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	25000.00%
Zone 2 | Band 5 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.90%
Zone 2 | Band 5 | Minimum
RISK MANAGEMENT
Modified Duration	1
Zone 2 | Band 5 | Maximum
RISK MANAGEMENT
Modified Duration	1.9
Zone 2 | Band 6 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	22200.00%
Zone 2 | Band 6 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	25000.00%
Zone 2 | Band 6 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.80%
Zone 2 | Band 6 | Minimum
RISK MANAGEMENT
Modified Duration	1.9
Zone 2 | Band 6 | Maximum
RISK MANAGEMENT
Modified Duration	2.8
Zone 2 | Band 7 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	21100.00%
Zone 2 | Band 7 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	22000.00%
Zone 2 | Band 7 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.75%
Zone 2 | Band 7 | Minimum
RISK MANAGEMENT
Modified Duration	2.8
Zone 2 | Band 7 | Maximum
RISK MANAGEMENT
Modified Duration	3.6
Zone 3 | Band 8 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	21100.00%
Zone 3 | Band 8 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	22000.00%
Zone 3 | Band 8 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.75%
Zone 3 | Band 8 | Minimum
RISK MANAGEMENT
Modified Duration	3.6
Zone 3 | Band 8 | Maximum
RISK MANAGEMENT
Modified Duration	4.3
Zone 3 | Band 9 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	17200.00%
Zone 3 | Band 9 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	20000.00%
Zone 3 | Band 9 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.70%
Zone 3 | Band 9 | Minimum
RISK MANAGEMENT
Modified Duration	4.3
Zone 3 | Band 9 | Maximum
RISK MANAGEMENT
Modified Duration	5.7
Zone 3 | Band 10 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	16200.00%
Zone 3 | Band 10 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	17000.00%
Zone 3 | Band 10 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.65%
Zone 3 | Band 10 | Minimum
RISK MANAGEMENT
Modified Duration	5.7
Zone 3 | Band 10 | Maximum
RISK MANAGEMENT
Modified Duration	7.3
Zone 3 | Band 11 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	16200.00%
Zone 3 | Band 11 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	17000.00%
Zone 3 | Band 11 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 11 | Minimum
RISK MANAGEMENT
Modified Duration	7.3
Zone 3 | Band 11 | Maximum
RISK MANAGEMENT
Modified Duration	9.3
Zone 3 | Band 12 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	16200.00%
Zone 3 | Band 12 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	17000.00%
Zone 3 | Band 12 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 12 | Minimum
RISK MANAGEMENT
Modified Duration	9.3
Zone 3 | Band 12 | Maximum
RISK MANAGEMENT
Modified Duration	10.6
Zone 3 | Band 13 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	16200.00%
Zone 3 | Band 13 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	17000.00%
Zone 3 | Band 13 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 13 | Minimum
RISK MANAGEMENT
Modified Duration	10.6
Zone 3 | Band 13 | Maximum
RISK MANAGEMENT
Modified Duration	12
Zone 3 | Band 14 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	16200.00%
Zone 3 | Band 14 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	17000.00%
Zone 3 | Band 14 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 14 | Minimum
RISK MANAGEMENT
Modified Duration	12
Zone 3 | Band 14 | Maximum
RISK MANAGEMENT
Modified Duration	20
Zone 3 | Band 15 | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	16200.00%
Zone 3 | Band 15 | UVR
RISK MANAGEMENT
Changes in Interest Rates (percent)	17000.00%
Zone 3 | Band 15 | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (percent)	0.60%
Zone 3 | Band 15 | Minimum
RISK MANAGEMENT
Modified Duration	20